Subsequent event	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Subsequent event
18.	Subsequent event
On March 12, 2024, the Company provided notice to Almadex that it is extending the maturity date from March 31, 2024 to March 31, 2026 pursuant to the Gold Loan.